Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 214,724	¥ 202,346
Fair value of plan assets	90,207	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	208,457	196,454
Fair value of plan assets	90,207	81,159
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	116,939	102,784
Fair value of plan assets	70,235	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	90,561	81,749
Fair value of plan assets	¥ 70,115	¥ 63,782